Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Are Stated At Cost less Accumulated Depreciation	Dec. 31, 2023
Building [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Are Stated At Cost less Accumulated Depreciation [Line Items]
Estimated Residual Value	5.00%
Building [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Are Stated At Cost less Accumulated Depreciation [Line Items]
Useful Life	20 years
Building [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Are Stated At Cost less Accumulated Depreciation [Line Items]
Useful Life	50 years
Motor vehicles [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Are Stated At Cost less Accumulated Depreciation [Line Items]
Useful Life	10 years
Estimated Residual Value	5.00%
Furniture and equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Are Stated At Cost less Accumulated Depreciation [Line Items]
Estimated Residual Value	5.00%
Furniture and equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Are Stated At Cost less Accumulated Depreciation [Line Items]
Useful Life	3 years
Furniture and equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Are Stated At Cost less Accumulated Depreciation [Line Items]
Useful Life	5 years
Office improvements
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Are Stated At Cost less Accumulated Depreciation [Line Items]
Estimated Residual Value	0.00%
Office improvements | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Are Stated At Cost less Accumulated Depreciation [Line Items]
Useful Life	3 years
Office improvements | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Are Stated At Cost less Accumulated Depreciation [Line Items]
Useful Life	5 years